RISK MANAGEMENT - Covid-19 effects on Liquidity Risk (Details) - Dec. 31, 2020 - COVID-19 $ in Millions, $ in Millions	USD ($)	COP ($)
RISK MANAGEMENT
Liquid assets		$ 37,757,819
Minimum
RISK MANAGEMENT
Liquid assets		36,867,986
Maximum
RISK MANAGEMENT
Liquid assets		41,914,085
Average
RISK MANAGEMENT
Liquid assets		38,754,134
Banistmo S.A.
RISK MANAGEMENT
Bonds issued	$ 400
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets		18,356,375
High quality liquid assets | Cash | Minimum
RISK MANAGEMENT
Liquid assets		18,356,375
High quality liquid assets | Cash | Maximum
RISK MANAGEMENT
Liquid assets		23,075,497
High quality liquid assets | Cash | Average
RISK MANAGEMENT
Liquid assets		20,662,818
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets		16,729,107
High quality liquid assets | High quality liquid securities | Minimum
RISK MANAGEMENT
Liquid assets		11,208,617
High quality liquid assets | High quality liquid securities | Maximum
RISK MANAGEMENT
Liquid assets		16,846,251
High quality liquid assets | High quality liquid securities | Average
RISK MANAGEMENT
Liquid assets		15,374,136
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets		2,672,337
Other liquid assets | Other securities | Minimum
RISK MANAGEMENT
Liquid assets		2,583,872
Other liquid assets | Other securities | Maximum
RISK MANAGEMENT
Liquid assets		2,937,580
Other liquid assets | Other securities | Average
RISK MANAGEMENT
Liquid assets		$ 2,717,180